Loans and Leases (Related Party Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases [Abstract]
Beginning of year	$ 63	$ 34	$ 45
Additions	630	160	4
Repayments	(323)	(131)	(15)
End of year	$ 370	$ 63	$ 34